Related Party Transactions (Details 1) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Related Party Transaction [Line Items]
Other related parties' receivables	$ 40,180	$ 67,145
Other related parties' payables	64,436	42,960
Mr. Yu Han [Member]
Related Party Transaction [Line Items]
Other related parties' receivables	40,180	37,425
Mr. Qiang Yuan [Member]
Related Party Transaction [Line Items]
Other related parties' receivables		23,190
Mr. Xu Liao [Member]
Related Party Transaction [Line Items]
Other related parties' receivables		6,530
Mr. JianJun Sun [Member]
Related Party Transaction [Line Items]
Other related parties' payables	19,971
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Other related parties' payables	$ 44,465	$ 42,960